Leases	12 Months Ended
Dec. 31, 2014
Leases
5.	Leases

PPL Energy Supply and its subsidiaries have entered into various agreements for the lease of office space, vehicles, land, gas storage and other equipment.

Rent – Operating Leases

Rent expense for the years ended December 31 for operating leases was as follows:

2014	2013	2012
$29	$55	$62

Total future minimum rental payments for all operating leases are estimated to be:

2015	$11
2016	11
2017	10
2018	4
2019	1
Thereafter	2

Total	$39